SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015, 2018 and 2023 Plans - Employee Stock Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	15,418,049
Granted (in shares)	4,289,668
Exercised	(575,960)
Forfeited	(28,992)
Outstanding at end of year	19,102,765
Exercisable	18,350,411
Expected to vest	752,354
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.04
Outstanding at end of year (in USD per share) | $ / shares	0.03
Exercisable (in USD per share) | $ / shares	$ 0.03
Weighted-average remaining exercise contractual life (years)
Outstanding	6 years 8 months 23 days
Exercisable	6 years 8 months 26 days
Excepted to vest	6 years 4 months 9 days
Aggregate intrinsic value
Outstanding | $	$ 2,987
Exercisable | $	2,865
Expected to vest | $	$ 122